Note 23 - Earnings Per Share - Summary of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Numerator
Net income available to common stockholders	$ 10,211	$ 11,917
Denominator
Weighted average shares outstanding, basic (in shares)	9,129,705	8,439,454
Restricted stock (in shares)
Stock warrants (in shares)		99,154
Weighted average number of common shares outstanding for diluted earnings per common share (in shares)	9,129,705	8,538,608
Earnings per share - basic (in dollars per share)	$ 1.12	$ 1.41
Earnings per share - diluted (in dollars per share)	$ 1.12	$ 1.40